Employee Benefits - Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	$ 21,147	$ 18,108
Interest income	2,289	948
Plan administration expenses	112	124
Settlement	55	113
Effect of movements in exchange rates	298	810
Fair value of plan assets, end of year	93,903	21,147
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	21,147	18,108
Increase through business combinations	4,412	0
Interest income	551	544
Employer contributions	76,297	2,519
Benefits paid	(5,437)	(1,539)
Fair value remeasurement	310	1,129
Plan administration expenses	(112)	(124)
Settlement	(3,475)
Effect of movements in exchange rates	210	510
Fair value of plan assets, end of year	$ 93,903	$ 21,147